Financial instruments	6 Months Ended
Jun. 30, 2023
Financial instruments
Financial instruments

12. Financial instruments

The Company’s financial instruments include cash and cash equivalents, amounts receivable (excluding sales taxes and prepaid expenses), financial assets (including investments and prepaid gold interests), loans receivable, amounts payable and other liabilities, lease obligations and long-term debt. The cash and cash equivalents balance as at June 30, 2023 consists of cash on deposit with major Canadian and U.S. banks in interest bearing accounts totaling $16,438.

The Company applies all of the requirements of IFRS 9 to its financial instruments. The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. IFRS 9 introduced a single expected credit loss impairment model, which is based on changes in debt or credit quality since initial recognition.

IFRS 9 applies an expected credit loss model to evaluate financial assets for impairment. The Company’s financial assets which are subject to credit risk include cash and cash equivalents, amounts receivable (excluding sales taxes and prepaid expenses) and loans receivable. The amounts receivable (excluding sales taxes and prepaid expenses) are carried at amortized cost and had a carrying value of $13,362 as at June 30, 2023 (December 31, 2022: $8,061). Considering the current turnover and credit risk associated with the amounts receivable (excluding sales taxes and prepaid expenses) and loans receivable, the application of the expected credit loss model did not have a significant impact on the Company’s financial assets, because the Company determined that the expected credit losses on its financial assets were nominal.

To provide an indication of the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Refer to Note 7 for additional details on investments that are measured at fair value.

The carrying value of amounts receivable (excluding sales taxes and prepayments), cash and cash equivalents, financial assets (including investments and prepaid gold interests), loans receivable, amounts payable and other liabilities, lease obligations and long-term debt approximate their fair value. Financial assets and financial liabilities as at June 30, 2023 and December 31, 2022 were as follows:

		Financial	Financial
		Assets	Liabilities
		at amortized	at amortized
As at June 30, 2023	FVTPL	cost	cost
Cash and cash equivalents	$—	$16,438	$—
Amounts receivable[1]	—	13,362	—
Financial assets	49,061	—	—
Loans receivable	—	39,181	—
Amounts payable and other liabilities and lease obligation	—	—	9,388
Long-term debt	—	—	65,000
Total	$49,061	$68,981	$74,388

		Financial	Financial
		Assets	Liabilities
		at amortized	at amortized
As at December 31, 2022	FVTPL	cost	cost
Cash and cash equivalents	$—	$71,098	$—
Amounts receivable[1]	—	8,061	—
Financial assets	9,906	—	—
Loans receivable	—	11,096	—
Amounts payable and other liabilities and lease obligation	—	—	13,237
Total	$9,906	$90,255	$13,237

[1]	Excluding sales taxes and prepaid expenses